Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series A and Series B Preferred Shares investors	Dec. 31, 2011 Series A and Series B Preferred Shares investors	Dec. 17, 2010 Series A and Series B Preferred Shares investors
Related Party Transactions
Purchase of goods	$ 6,663,431	$ 6,310,308	$ 2,352,164
Amounts due from related parties	177,237	2,101,853
Related Party
Outstanding loan balances due related party	789,700	2,948,446		789,700	578,809	9,709,643
Amount due for purchases of goods from companies controlled by shareholders	$ 546,056	$ 849,062